Acquisitions, disposals and reorganization	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions, disposals and reorganization
(3)	Acquisitions, disposals and reorganization

There was no acquisition or disposal during 2020.

Disposal of subsidiaries in 2019

a.	Disposal of Guangdong Fanhua Fangzhong Investment Management Co., Ltd.

In July 2019, the Group disposed of Guangdong Fanhua Fangzhong Investment Management Co., Ltd. to its minority shareholder, for a total consideration of RMB61,372, which has been offset against the Group’s other payables due to the disposed subsidiary as of December 31, 2019. As the sales consideration equals to the net book value of the subsidiary at the time of disposal, no gain or loss on disposal of the subsidiary was recognized by the Group. Guangdong Fanhua Fangzhong Investment Management Co., Ltd. is an investment holding company with no actual business operation after year 2010.

b.	Disposal of Hubei Fanhua Insurance Agency Co., Ltd.

In November 2019, the Group disposed of Hubei Fanhua Insurance Agency Co., Ltd. to three independent third party individuals, for a total consideration of RMB300, which has been settled as of December 31, 2019. The Group recognized a loss of RMB58 on disposal of this subsidiary, which was determined by the excess of the net book value of the subsidiary over the sales consideration at the time of disposal.

Disposal of subsidiaries in 2018

c.	Disposal of InsCom service Limited and InsCom Holding Limited

In October 2018, the Group disposed of InsCom service Limited, InsCom Holding Limited and their subsidiaries (collectively “InsCom”) to an independent third party, for a total consideration of RMB11,214, which were settled as of December 31, 2018. No gain or loss on disposal of InsCom was recognized by the Group, which was determined by the sales consideration equaling to the net book value of the subsidiaries at the time of disposal. InsCom Service Limited, InsCom Holdings Limited and their subsidiaries are investment holding companies with no actual business operation after the Group’s restructuring in 2016.